Life Insurance Operations - Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Policyholders Account In Life Insurance Business [Abstract]
Reinsurance benefits	¥ 423	¥ 262	¥ 1,080	¥ 1,114
Reinsurance premiums	¥ (1,170)	¥ (1,046)	¥ (3,560)	¥ (3,272)